SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Company's Share Option Activity under 2003 Option Plan and 2006 Share Incentive Plan

The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the years ended December 31, 2009, 2010 and 2011:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2009	5,103,670	US$	4.4353	3.6	US$	(0.74)
Granted	1,636,000	US$	8.1315
Exercised	(1,387,388)	US$	3.1468
Forfeited	(132,650)	US$	4.4636
Cancelled	(23,500)	US$	17.3629

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Vested and exercisable as of December 31, 2009	1,273,212	US$	7.0255	2.4	US$	13.56

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Information Relating to Options Outstanding

The following is information relating to options outstanding as of December 31, 2011:

			Outstanding		Exercisable
Exercise price	Weighted- average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$17.390	US$	17.390	47,640	0.30	47,640	0.30
US$3.6300	US$	3.6300	1,718,642	1.82	1,082,982	1.82
US$7.3300	US$	7.3300	1,075,800	2.53	401,800	2.53
US$13.290	US$	13.290	160,850	2.83	74,850	2.83
US$16.165	US$	16.165	1,649,738	3.21	380,362	3.21
US$20.515	US$	22.975	120,000	3.86	30,000	3.86
US$22.975	US$	22.975	107,000	3.86	26,750	3.86
US$16.355	US$	16.355	1,884,000	4.15	—	—
US$15.615	US$	15.615	317,000	4.86	—	—

			7,080,670		2,044,384

Weighted Average Assumptions used to Estimate Grant Date Fair Value of Share Options Granted

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2009	2010	2011
Risk-free interest rate (1)	1.76% to 1.81%	0.795% to 1.905%	0.5128% to 1.4348%
Expected life (years) (2)	3 to 4.5	3 to 4.5	3.41 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	57.29% to 64.24%	67.32% to 68.92%	67.01% to 69.38%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	For the years ended December 31, 2009 and 2011, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.